Net Loss Per Share - Summary of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders (Detail) - USD ($)	3 Months Ended		5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share Basic And Diluted [Line Items]
Net loss attributable to common shareholders-basic and diluted	$ 1,059,094	$ 23,560,263	$ 12,341,951	$ 24,619,357
Rocket Lab USA, Inc.
Earnings Per Share Basic And Diluted [Line Items]
Net loss attributable to common shareholders-basic and diluted				$ 32,547,000	$ 23,453,000	$ 55,005,000	$ 30,360,000
Denominator
Weighted average common shares outstanding-basic and diluted				8,708,271	8,178,946	8,324,252	8,016,507
Net loss per share attributable to common stockholders-basic and diluted				$ 3.74	$ 2.87	$ 6.61	$ 3.79